Other operating results, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other Operating Results Net
Gain resulting from sale anual reserval of property plant and equipment	$ 35,602	$ 437
Others	12,347	10,508	(17,451)
Donations	(26,967)	(52,910)	(38,889)
Lawsuits (Note 19)	(25,004)	(14,031)	(3,402)
Gain resulting from revaluation of equity interest held before combination		7,618
Expenses related to the sale of investment property	(884)	(2,841)	(8,810)
Total other operating results, net	$ (4,906)	$ (51,219)	$ (68,552)